Segment information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Metal sales	$ 1,322,581	$ 1,008,501
Turkiye
Disclosure of operating segments [line items]
Metal sales	623,389	475,349
Turkiye | One customer
Disclosure of operating segments [line items]
Metal sales	419,600	301,700
Canada
Disclosure of operating segments [line items]
Metal sales	473,037	346,315
Canada | One customer
Disclosure of operating segments [line items]
Metal sales	$ 468,200	$ 338,200